Derivative financial instruments - Disclosure of expected notional values of current hedging instruments in future years (Details) - Derivatives designated as fair value hedges - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	164,515	159,182
Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	145,474	138,354
Inflation risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	19,041	20,828
2025 | Interest rate risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	145,474
2025 | Inflation risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	19,041
2026 | Interest rate risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	121,544
2026 | Inflation risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	17,794
2027 | Interest rate risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	107,350
2027 | Inflation risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	15,874
2028 | Interest rate risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	94,230
2028 | Inflation risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	13,660
2029 | Interest rate risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	81,454
2029 | Inflation risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	11,364
2030 | Interest rate risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	60,932
2030 | Inflation risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	9,332
2031 and later | Interest rate risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	48,248
2031 and later | Inflation risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	7,769